Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2025-5

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

September 2025	10/20/2025	4	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/20/28	06/20/2031	$400,950,000.00		4.40%			4.40%
Class A-1b	6/20/28	06/20/2031	$133,650,000.00	28	SOFR +0.55%	10/10/2025	4.23367%	4.78%
Class B	6/20/28	06/20/2031	$40,870,000.00		4.42%			4.42%
Class C	6/20/28	06/20/2031	$24,530,000.00		4.84%			4.84%

Total			$600,000,000.00

Series 2025-5 Allocation % x Group One Available Funds	$42,288,567.68
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$42,288,567.68

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$44.44	$44.44	$0.00	$0.00	$42,288,523.24
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$42,288,523.24
Asset Representations Reviewer Fee	$23.23	$23.23	$0.00	$0.00	$42,288,500.01
Supplemental ARR Fee	$92.91	$92.91	$0.00	$0.00	$42,288,407.10
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$42,287,157.10
Servicing Fee	$463,176.05	$463,176.05	$0.00	$0.00	$41,823,981.05
Class A-1a Note Interest	$1,470,150.00	$1,470,150.00	$0.00	$0.00	$40,353,831.05
Class A-1b Note Interest	$497,262.50	$497,262.50	$0.00	$0.00	$39,856,568.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,856,568.55
Class B Note Interest	$150,537.83	$150,537.83	$0.00	$0.00	$39,706,030.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,706,030.72
Class C Note Interest	$98,937.67	$98,937.67	$0.00	$0.00	$39,607,093.05
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,607,093.05
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$39,607,093.05
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,607,093.05
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$39,607,093.05
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$39,607,093.05
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$39,607,093.05
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$39,607,093.05
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$39,607,093.05
Class R Interest	$39,607,093.05	$39,607,093.05	$0.00	$0.00	$0.00

Total	$42,288,567.68	$42,288,567.68	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,470,150.00	$0.00	$0.00	$1,470,150.00
Class A-1b	$0.00	$0.00	$497,262.50	$0.00	$0.00	$497,262.50
Class B	$0.00	$0.00	$150,537.83	$0.00	$0.00	$150,537.83
Class C	$0.00	$0.00	$98,937.67	$0.00	$0.00	$98,937.67

Total	$0.00	$0.00	$2,216,888.00	$0.00	$0.00	$2,216,888.00

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.67	$0.00	$3.67	$400,950,000.00	1.00	$400,950,000.00	1.00
Class A-1b	$1,000.00	$3.72	$0.00	$3.72	$133,650,000.00	1.00	$133,650,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$4.03	$0.00	$4.03	$24,530,000.00	1.00	$24,530,000.00	1.00

Total	$1,000.00	$3.69	$0.00	$3.69	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		$300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.